Investments (Fixed Maturity Securities - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, estimated fair value	$ 4,025	$ 4,697
Fixed maturity securities, allowance for credit losses	0	0
Maximum
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, allowance for credit losses	1
Non Income Producing
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, estimated fair value	0	0
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Accrued interest receivable	$ 32	$ 30